Jacob Small Cap Growth Fund
Schedule of Investments (+)
May 31, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 99.8%
		Biological Products (No Diagnostic Substances) - 6.2%
55,000		Aerie Pharmaceuticals, Inc. *	$895,950
3,500		Krystal Biotech, Inc. *	228,340
38,000		Mesoblast Ltd. - ADR *^	293,740
49,000		Precision BioSciences, Inc. *	515,970
			1,934,000
		Business Services - 7.4%
39,800		OptimizeRx Corp. *	1,954,976
58,000		Triterras, Inc. - Class A*^	359,020
			2,313,996
		Calculating & Accounting Machines (No Electronic Computers) - 2.8%
72,200		Cantaloupe, Inc. *	881,562
		Computer Integrated Systems Design - 2.8%
26,300		Telos Corp. *	864,744
		Computer Peripheral Equipment - 4.7%
51,700		Immersion Corp. *	442,035
19,600		Impinj, Inc. *	1,020,180
			1,462,215
		Computer Programming, Data Processing, Etc. - 3.7%
60,000		Momentive Global, Inc. *	1,167,000
		Direct Mail Advertising Services - 2.7%
61,925		SharpSpring, Inc. *	845,276
		Eating Places - 0.9%
1,000		BJ's Restaurants, Inc. *	55,280
114,000		Waitr Holdings, Inc. *	231,420
			286,700
		Family Clothing Stores - 3.1%
18,000		American Eagle Outfitters, Inc.	637,740
8,300		Urban Outfitters, Inc. *	325,028
			962,768
		Industrial Organic Chemicals - 4.8%
73,046		Codexis, Inc. *	1,497,443
		Medical Laboratories - 1.4%
3,617		CareDx, Inc. *	290,807
4,000		DermTech, Inc. *	163,680
			454,487
		Miscellaneous Business Services - 1.0%
3,400		NV5 Global, Inc. *	310,522
		Miscellaneous Metal Ores - 3.3%
274,600		Thunderbird Entertainment Group, Inc. *^	1,045,649
		Patent Owners & Lessors - 5.1%
24,100		Digital Turbine, Inc. *	1,594,697
		Personal Services - 4.4%
34,200		Yelp, Inc. *	1,371,762
		Pharmaceutical Preparations - 16.0%
19,000		Akouos, Inc. *	248,140
15,000		Apellis Pharmaceuticals, Inc. *	844,200
12,000		Arcturus Therapeutics Holdings, Inc. *	350,640
20,634		Esperion Therapeutics, Inc. *	410,823
13,000		Galaxy Digital Holdings Ltd. *	233,743
78,500		Harrow Health, Inc. *	722,200
42,000		Heron Therapeutics, Inc. *	557,340
10,700		Ideaya Biosciences, Inc. *	215,605
70,500		NeuBase Therapeutics, Inc. *	364,485
69,900		Omeros Corp. *	1,061,781
			5,008,957
		Prepackaged Software - 9.7%
82,509		Inspired Entertainment, Inc. *	945,553
44,000		Porch Group, Inc. *	753,280
42,000		Silver Spike Acquisition Corp. - Class A *	684,600
15,400		Tabula Rasa HealthCare, Inc. *	665,434
			3,048,867
		Real Estate - 0.8%
4,670		Rafael Holdings, Inc. - Class B *	241,439
		Security Brokers, Dealers & Flotation Companies - 5.5%
88,000		Voyager Digital Ltd. *	1,715,120
		Semiconductors and Related Devices - 1.1%
7,500		CEVA, Inc. *	336,525
		State Commercial Banks - 3.7%
10,439		Silvergate Capital Corp. - Class A *	1,162,905
		Surgical and Medical Instruments and Apparatus - 7.1%
130,800		Alphatec Holdings, Inc. *	1,896,600
20,350		iCAD, Inc. *	334,757
			2,231,357
		Trucking (No Local) - 1.6%
46,000		U.S. Xpress Enterprises, Inc. - Class A *	517,040
		TOTAL COMMON STOCKS (Cost $22,234,450)	31,255,031
		TOTAL INVESTMENTS (Cost $22,234,450) - 99.8%	31,255,031
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	73,151
		TOTAL NET ASSETS - 100.0%	$31,328,182

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Small Cap Growth Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$5,008,957	$-	$-	$5,008,957
Prepackaged Software	3,048,867	-	-	3,048,867
Business Services	2,313,996	-	-	2,313,996
Surgical and Medical Instruments and Apparatus	2,231,357	-	-	2,231,357
Biological Products (No Diagnostic Substances)	1,934,000	-	-	1,934,000
Security Brokers, Dealers & Flotation Companies	1,715,120	-	-	1,715,120
Patent Owneres & Lessors	1,594,697	-	-	1,594,697
Industrial Organic Chemicals	1,497,443	-	-	1,497,443
Computer Peripheral Equipment	1,462,215	-	-	1,462,215
Personal Services	1,371,762	-	-	1,371,762
Computer Programming, Data Processing, Etc.	1,167,000	-	-	1,167,000
State Commercial Banks	1,162,905	-	-	1,162,905
Miscellaneous Metal Ores	1,045,649	-	-	1,045,649
Family Clothing Stores	962,768	-	-	962,768
Calculating & Accounting Machines (No Electronic Computers)	881,562	-	-	881,562
Computer Integrated Systems Design	864,744	-	-	864,744
Direct Mail Advertising Services	845,276	-	-	845,276
Trucking (No Local)	517,040	-	-	517,040
Medical Laboratories	454,487	-	-	454,487
Semiconductors and Related Devices	336,525	-	-	336,525
Miscellaneous Business Services	310,522	-	-	310,522
Eating Places	286,700	-	-	286,700
Real Estate	241,439	-	-	241,439
Total Common Stocks	31,255,031	-	-	31,255,031

Total Investments in Securities	$31,255,031	$-	$-	$31,255,031